Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ (8,190)	₨ (9,616)
Impact on discount rate or salary due to decrease in actuarial assumptions	16,040	15,688
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	16,000	14,872
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ (8,190)	₨ (8,718)